FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk $ in Thousands	Dec. 31, 2017 CLP ($)
Maturity within one year
Committed maturities for liability payments
Bank debt	$ 32,732,672
Bond payable	60,165,940
Operating lease obligations	10,606,875
Purchase obligations	34,884,104
Total	138,389,591
More than 1 year up to 2 years
Committed maturities for liability payments
Bank debt	6,138,862
Bond payable	43,047,365
Operating lease obligations	9,875,310
Purchase obligations	6,634,305
Total	65,695,842
More than 2 years up to 3 years
Committed maturities for liability payments
Bank debt	2,249,305
Bond payable	42,814,906
Operating lease obligations	9,035,715
Purchase obligations	974,124
Total	55,074,050
More than 3 years up to 4 years
Committed maturities for liability payments
Bank debt	1,542,559
Bond payable	39,559,134
Operating lease obligations	8,988,245
Purchase obligations	150,495
Total	50,240,433
More 4 years
Committed maturities for liability payments
Bank debt	3,206,042
Bond payable	734,352,340
Operating lease obligations	24,872,335
Purchase obligations	297,867
Total	$ 762,728,584